Payroll costs, share based payments and management incentive schemes - Initial Options (Details) € in Millions			12 Months Ended
	Jul. 10, 2024 shares	Jul. 06, 2023 shares	Dec. 31, 2024 shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting of Non-Executive Restricted Stock award | €				€ 0.0	€ 0.0
Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments exercised (in shares)			476,552	761,544
Non-Executive Director | Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments exercised (in shares)	35,082	29,676
Ordinary shares | Non-Executive Director | Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments exercised (in shares)	23,118	18,450